Contingencies and Commitments (Details) - Schedule of guarantees given in relation to subsidiary's business activities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares delivered to cover simultaneous forward sales transactions:
Santiago Securities Exchange, Stock Exchange	$ 38,279	$ 47,684
Electronic Chilean Securities Exchange, Stock Exchange	12,839	20,227
Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,990	10,000
Fixed income securities to guarantee equity lending:
Santiago Securities Exchange, Stock Exchange	2,344
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange		2,858
Total	$ 63,452	$ 80,769